Felicitas Private Markets Fund
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)

Investments at Fair Value	Principal Balance $ /Shares	Initial Acquisition Date	Amortized Cost	Fair Value
Debt Instruments (a)- 14.2%
United States - 14.2%
Private Credit - 14.2%
ALP CFO 2024, LP Class C Notes 12.88% 10/15/2036(e)	$2,000,000	10/22/2024	2,000,000	2,000,000
Antares Loan Funding I Ltd. Subordinated Note 0% 3/27/2035(c)(i)	$5,000,000	3/27/2025	5,003,298	5,553,332
Archer 2023 Finance Co. LLC (Class B) - Loan, 12.00% + 4% PIK 12/28/2035(e)(f)(h)	$5,474,132	3/27/2024	5,436,414	5,474,132
Bain Capital Global Direct Lending Fund (U) II RN, L.P - Class C 11.49% (SOFR + 7.25%) 6/20/2036(e)(f)	$1,237,500	6/24/2025	1,237,500	1,237,500
Bain Capital Global Direct Lending Fund (U) II RN, L.P - Class D 12.24% (SOFR + 8.00%) 6/20/2036(e)(f)	$1,375,000	6/24/2025	1,375,000	1,375,000
Total Private Credit			15,052,212	15,639,964

Private Investment Funds(a) -81.7%			Cost	Fair Value
United States - 54.8%
Private Credit - 14.3%
Banner Ridge DSCO Fund I, LP*(b)(c)(d)	-	1/8/2021	1,822,432	3,431,842
Crestline Portfolio Financing Fund (US), L.L.C.*(b)(c)	-	4/30/2018	126,804	236,452
Crestline Portfolio Financing Fund II (US), L.P*(b)(c)	-	8/27/2021	1,113,396	1,409,141
Nuveen Churchill Private Capital Income Fund(c)	81,268	9/28/2023	2,000,000	1,994,311
Pathlight Capital Fund I LP(b)(c)	-	3/1/2019	-	59,282
StepStone Private Equity Strategies Fund*(c)	300,000	9/10/2025	3,000,000	3,126,000
TerraCotta Credit Fund L.P.(b)(c)	-	1/31/2019	2,000,290	2,111,472
Thorofare Asset Based Lending Fund V, L.P.*(b)(c)	-	3/24/2020	3,001,412	3,014,053
WhiteHawk III Onshore Fund, L.P.*(b)(c)	-	12/15/2021	351,249	448,539
Total Private Credit			13,415,583	15,831,092

Private Equity - 25.2%	-
Awz Pentera II LLC*(b)(c)	-	7/15/2022	1,023,663	1,879,912
CapitalSpring Investment Partners VI Parallel II, LP*(b)(c)	-	4/1/2022	2,045,086	2,228,687
Coller Secondaries Private Equity Opportunities Fund*(c)	1,184,929	3/22/2024	5,457,300	7,034,212
LBR Co-Invest Equityco, LLC*(b)(c)	-	9/10/2018	191,021	267,970
Levine Leichtman Capital Partners VI, L.P. (Series A)(b)(c)	-	2/20/2018	6,381,170	9,220,328
Levine Leichtman Capital Partners VI, L.P. (Series B)(b)(c)	-	2/20/2018	701,634	1,025,472
NPC KeepTruckin, LLC*(b)(c)	-	4/29/2021	262,500	266,203
NPC Opportunity Fund, L.P.*(b)(c)	-	10/28/2020	915,900	889,051
Peregrine Select Fund II, L.P.*(b)(c)	-	6/21/2021	1,501,741	1,849,032
StepStone Private Venture and Growth Fund*(b)(c)	-	9/28/2023	2,000,000	2,922,795
TSC Co-Invest L.P.*(b)(c)	-	9/3/2020	65	10,859
Total Private Equity			20,480,080	27,594,521

Real Estate - 5.1%
EGH Investors LLC (Series A)*(b)(d)(e)	-	12/19/2019	1,372,925	2,094,574
EGH Investors LLC (Series B)*(b)(e)	-	12/19/2019	230,491	293,575
LL-MS City Place Blocker, LLC*(b)(c)	-	3/11/2021	661,787	978,070
LL-MS City Place 2 Blocker, LLC*(b)(c)	-	3/11/2021	674,894	981,178
LL-MS Covington Blocker, LLC*(b)(c)	-	11/3/2020	-	6,491
LL-MS Fabian Way Blocker, LLC*(b)(c)	-	11/6/2020	682,021	172,462
LL-MS Troy Court Blocker, LLC*(b)(c)	-	11/23/2020	664,428	853,183
Total Real Estate			4,286,546	5,379,533

Secondary Funds - 10.2%
Banner Ridge Secondary Fund III Co, LP*(b)(c)(d)	-	1/13/2020	1,063,945	1,242,617
Banner Ridge Secondary Fund III (T), LP*(b)(c)(d)	-	9/27/2019	696,361	1,495,350
Banner Ridge Secondary Fund IV (T), LP*(b)(c)(d)	-	6/16/2021	879,724	4,831,121
Inspiration Ventures Secondary Fund I, L.P.*(b)(c)	-	6/21/2019	-	308,132
OCP Chimera LP*(b)(c)	-	6/26/2019	-	306,953
Second Alpha Partners IV, L.P.*(b)(c)	-	7/1/2018	662,824	1,234,610
Second Alpha Partners V, L.P.*(b)(c)	-	9/28/2021	834,145	962,087
VCFA Venture Partners VI, L.P.*(b)(c)	-	7/9/2019	357,181	867,882
Total Secondary Funds			4,494,180	11,248,752
Total United States			42,676,389	60,053,898

Cayman Islands - 10.1%
Private Credit- 4.0%
Banner Ridge DSCO Fund I (Offshore), LP*(b)(c)	-	1/8/2021	460,422	825,254
Banner Ridge DSCO Fund II (Offshore), LP*(b)(c)	-	7/29/2022	2,091,096	3,184,988
Crestline Portfolio Financing Fund Offshore B, L.P.*(b)(c)	-	4/30/2018	15,482	23,735
Crestline Portfolio Financing Fund II (TE/FNT), L.P.*(b)(c)	-	8/27/2021	275,149	349,350
Total Private Credit			2,842,149	4,383,327

Private Equity - 1.3%
Jupiter SPV LP*(b)(c)	-	1/21/2022	850,988	1,408,740
Total Private Equity			850,988	1,408,740

Secondary Funds - 4.8%
Banner Ridge Secondary Fund III (Offshore), LP*(b)(c)	-	9/27/2019	109,691	258,705
Banner Ridge Secondary Fund IV (Offshore), LP*(b)(c)	-	6/30/2021	230,369	1,180,439
Banner Ridge Secondary Fund V (Offshore), LP*(b)(c)	-	9/28/2023	2,378,232	3,875,712
Total Secondary Funds			2,718,292	5,314,856
Total Cayman Islands			6,411,429	11,106,923

Luxembourg - 12.7%
Private Credit - 0.9%
17Capital Strategic Lending Fund 6 Partners Fund Feeder II SCSP*(b)(c)	-	9/2/2025	1,020,278	1,020,278

Private Equity - 11.8%
ACE Buyout IV (Lux) SCSp SICAV-RAIF*(b)(c)	-	12/16/2021	5,355,759	7,643,426
NE Fund II SCSp*(b)(c)	-	1/28/2022	1,585,025	1,514,595
NE Pulse SCSp*(b)(c)	-	10/19/2022	997,457	1,226,349
The Evolution Technology Fund II SCSp*(b)(c)	-	9/29/2021	1,610,507	2,539,363
Total Private Equity			9,548,748	12,923,733
Total Luxembourg			10,569,026	13,944,011

United Kingdom - 4.1%
Private Equity - 4.1%
Albion Growth Opportunities LP*(e)	2,276	7/6/2021	1,187,276	1,796,693
European Liquidity Solutions III Limited Partnership*(b)(c)	-	10/6/2021	2,697,637	2,717,920
Total Private Equity			3,884,913	4,514,613
Total Private Investment Funds			63,541,757	89,619,445

Private Operating Companies(a)(e)- 0.2%
United States - 0.2%
Private Equity - 0.1%
KA Credit Advisors Holdco Blocker, LLC*(b)	-	4/22/2021	1	57,569
Total Private Equity			1	57,569
Real Estate- 0.1%
LL-MS Carry Co, LLC*(b)	-	7/25/2023	-	4,236
LL-MS Management Blocker, LLC*(b)	-	11/20/2020	151,739	183,587
Total Real Estate			151,739	187,823
Total United States			151,740	245,392
Total Private Operating Companies			151,740	245,392

Loans(a)(e) - 13.9%			Amortized Cost	Fair Value
United States - 13.9%
Loans - 13.9%
CXI Valley I LLC - Promissory Note, 0%, 11/15/2025*	$301,643	5/15/2023	351,711	128,000
HEI Warehouse Facility - NADA, 11.50% (Term SOFR 1M + 6.5%) 12/12/2026	$3,000,000	12/30/2024	3,005,725	3,000,000
Kensington Private Equity Fund 13.80% (Term SOFR 3M + 7%) 3/29/2026	$7,000,000	12/16/2024	6,972,665	7,000,000
TerraCotta Credit REIT, LLC. Loan 12.5%, 7/15/2026	$3,125,000	9/8/2025	3,065,453	3,125,000
Venerable Loan 12% PIK, 6/30/2026(h)	$2,461,229	10/12/2021	2,540,074	1,997,359
Total Loans			15,935,628	15,250,359

Short-Term Investments - 0.9%
United States - 0.9%
Fidelity Investments Money Market Treasury Portfolio - Class I 4.01%(d)(g)	$970,218		970,218	970,218
Total Short-Term Investments			970,218	970,218

Total Investments at Fair Value(j) - 110.9%			$95,651,555	$121,725,378

Other Liablities in Excess of Assets - (10.9)%				(11,970,686)
Total Net Assets - 100%				$109,754,692

SOFR — Secured Overnight Financing Rate

CME Term SOFR  - Chicago Mercantile Exchange forward-looking measure of SOFR 3M - Three months

PIK — Paid-in-Kind Interest

*	Investment is non-income producing.
(a)	Investment restricted for resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date. Total fair value of restricted investments as of September 30, 2025, was $120,755,160 or 110.0% of net assets.
(b)	Private investment fund does not issue shares or units.
(c)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(d)	All or a portion of this security is held through Felicitas Private Markets Fund Blocker, LLC.
(e)	Value was determined using significant unobservable inputs.
(f)	A portion of this holding is subject to unfunded commitments. The stated interest reflects the reference rate and spread for the funded portion.
(g)	The rate is the annualized seven-day yield at period end.
(h)	Principal includes PIK Interest and is net of repayments, if any.
(i)	Subordinated note position. Rate shown is effective yields as of period end.
(j)	All investments and other assets are segregated as collateral for the line of credit.

See accompanying notes to consolidated schedule of investments.

Felicitas Private Markets Fund

Notes to Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

1. Fair Value — Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

All investments in securities are recorded at fair value. The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, defined in FASB ASC 820, Fair Value Measurements. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 — Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly. These inputs may include: (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable for the asset; or (d) inputs derived principally from or corroborated by observable market data by correlation or other means.

Level 3 — Inputs that are unobservable and significant to the entire fair value measurement.

Investments in private investment funds measured using net asset value as practical expedient are not categorized within the fair value hierarchy.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy in which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

2. Fair Value — Valuation Techniques and Inputs

The Fund calculates its NAV as of the close of business on the last day of each quarter and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Fund values its investments in private Investment Funds (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act). In accordance with the Fund’s valuation procedures (the “Valuation Procedures”), fair value as of each quarter-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each private Investment Fund in accordance with the private Investment Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private Investment Fund will represent the amount that the Fund could reasonably expect to receive from the private Investment Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund will determine the fair value of such private Investment Fund based on the most recent final or estimated value reported by the private Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio.

The Valuation Procedures require the Valuation Designee to take reasonable steps in light of all relevant circumstances to value the Fund’s portfolio. The Valuation Designee will consider such information and may conclude in certain circumstances that the information provided by an Underlying Manager does not represent the fair value of the Fund’s interests in the Investment Fund. The Investment Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the Underlying Manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with U.S. GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Investment Fund. In other cases, as when an Investment Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Investment Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Investment Fund. Any such decision will be made in good faith, and subject to the review and supervision of the Board.

The Valuation Procedures provide that, where deemed appropriate by the Valuation Designee and consistent with the 1940 Act, investments in Investment Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration. For example, cost may not be appropriate when the Fund is aware of sales of similar securities to third parties at materially different prices or in other circumstances where cost may not approximate fair value (which could include situations where there are no sales to third parties). In such a situation, the Fund’s investment will be revalued in a manner that the Valuation Designee, in accordance with the Valuation Procedures, determines in good faith best reflects approximate market value.

Debt securities and loans will be valued in accordance with the Valuation Procedures, which generally provide for using a third-party pricing system, agent, or dealer selected by the Valuation Designee, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. The Valuation Designee will monitor periodically the reasonableness of valuations provided by any such pricing service. Debt securities and loans with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Valuation Designee to represent fair value.

Securities for which the primary market is a national securities exchange are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the mean between the most recent bid and asked prices. Securities traded on the over-the-counter market are valued at their closing bid prices.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

3. Fair value measurements

The Fund’s assets recorded at fair value have been categorized based upon a fair value hierarchy as described in the Fund’s significant accounting policies in Note 2. The following table presents information about the Fund’s assets measured at fair value as of September 30, 2025:

				Investments
				Measured
				at Net Asset
Assets (at fair value)	Level 1	Level 2	Level 3	Value(1)	Total
Debt Instruments	$—	$—	$10,086,632	$5,553,332	$15,639,964
Private Investment Funds	—	—	4,184,842	85,434,603	89,619,445
Private Operating Companies	—	—	245,392	—	245,392
Loans	—	—	15,250,359	—	15,250,359
Short-Term Investments	970,218	—	—	—	970,218
Total Investments	$970,218	$—	$29,767,225	$90,987,935	$121,725,378

(1)	These investments are presented for reconciliation purposes and are not required to be categorized in the fair value hierarchy since they are measured at net asset value, without adjustment, as permitted as a practical expedient.